Consolidated Statements of Cash Flows (USD $)	6 Months Ended	48 Months Ended
	Jan. 31, 2012	Jan. 31, 2012
Operating activities
Net income (loss)	$ 40,182	$ (3,795,694)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	350,151	600,973
Write-down of supplies inventory		38,000
Write-down of web development costs		9,000
Fair value of derivative liabilities in excess of proceeds		808,590
(Gain) Loss on adjustment to fair value of derivative liabilities	(2,579,451)	(1,537,656)
Non-cash interest expense	162,302	162,302
Share-based compensation	56,693	56,693
Amortization of common stock issued for services	166,000	249,000
Changes in operating assets and liabilities:
(Increase) decrease in prepaid expenses	20,628	(158,334)
(Increase) decrease in other current assets	(2,794)	(18,733)
(Decrease) increase in accounts payable and accrued liabilities	(67,871)	301,304
(Decrease) increase in accrued compensation	(28,692)	39,082
Increase in accrued income taxes	1,600	3,200
Net cash used in operating activities	(1,881,252)	(3,242,273)
Investing activities
Purchases of property and equipment	(20,199)	(90,485)
Investment in intangible assets		(250,000)
Net cash used in investing activities	(20,199)	(340,485)
Financing activities
Proceeds from issuance of common stock and warrants		4,139,000
Payment of amounts due under acquisition obligation	(100,000)	(100,000)
Proceeds from amounts due to stockholder		153,867
Repayment of amounts due to stockholder		(153,867)
Net cash (used in) provided by financing activities	(100,000)	4,039,000
Net increase (decrease) in cash	(2,001,451)	456,242
Cash, at beginning of period	2,457,693
Cash, at end of period	456,242	456,242
Cash paid during the period for:
Interest		1,357
Income taxes	800	800
Noncash investing and financing transaction:
Acquisition obligation of asset purchase agreement		2,750,000
Acquisition obligation discounts - imputed interest and fair value of warrants	$ 402,355	$ 402,355